Fair Value Measurements - Fair value on a recurring basis - Significant observable inputs (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Interest rate swaps - asset position	$ 0	$ 91
designated as cash flow hedges
Derivative [Line Items]
Interest rate swaps - asset position	0
Derivative Liabilities	7,732
not designated as cash flow hedges
Derivative [Line Items]
Interest rate swaps - asset position		91
Derivative Liabilities		0
Interest Rate Swaps | designated as cash flow hedges
Derivative [Line Items]
Interest rate swaps - asset position	0
Derivative Liabilities	7,732
Interest Rate Swaps | not designated as cash flow hedges
Derivative [Line Items]
Interest rate swaps - asset position		91
Derivative Liabilities		$ 0